The Dreyfus/Laurel Funds, Inc.

- Dreyfus Opportunistic Emerging Markets Debt Fund ("DOEMDF")

Incorporated herein by reference is a revised version of the prospectus for DOEMDF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 23, 2014 (SEC Accession No. 0000819940-14-000049).